SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION FOR LEASES (Details) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Operating lease ROU assets	$ 56,132	$ 75,687	$ 27,023
Current operating lease obligation	39,736	40,106	$ 22,087
Total operating lease obligation	$ 39,736	$ 40,106